Accounting Change - Turnaround Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of Effect of Turnaround Accounting Change on Financial Statements
The following presents the financial statement line items impacted by the turnaround accounting change for each of the periods presented within these consolidated financial statements.

Effect of Turnaround Accounting Change on Consolidated Balance Sheet as of December 31, 2018 and 2017

	December 31, 2018			December 31, 2017
(in millions)	As Previously Reported	Effect of Turnaround Accounting Change	As Stated	As Previously Reported	Effect of Turnaround Accounting Change	As Stated
Property, plant and equipment, net of accumulated depreciation	$2,445	$(15)	$2,430	$2,588	$(15)	$2,573
Other long-term assets (1)	169	108	277	141	161	302
Total assets	$3,907	$93	$4,000	$3,807	$146	$3,953
Long-term liabilities:
Deferred income taxes (2)	$362	$18	$380	$386	$27	$413
Total long-term liabilities	1,543	18	1,561	1,559	27	1,586
Equity:
CVR stockholders’ equity:
Additional paid-in-capital	$1,473	$1	$1,474	$1,197	$—	$1,197
Retained deficit	(226)	39	(187)	(277)	69	(208)
Total CVR stockholders’ equity	$1,246	$40	$1,286	$919	$69	$988
Noncontrolling interest	622	35	657	785	50	835
Total equity	$1,868	$75	$1,943	$1,704	$119	$1,823
Total liabilities and equity	$3,907	$93	$4,000	$3,807	$146	$3,953

(1) This represents the capitalized turnaround asset recognized due to the turnaround policy change.
(2) This represents the increase in deferred tax liability due to the recognition of the capitalized turnaround asset.

Effect of Turnaround Accounting on Consolidated Statement of Operations and Consolidated Statement of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016

	Year Ended December 31,
	2018			2017			2016
(in millions)	As Previously Reported	Effect of Turnaround Accounting Change	As Stated	As Previously Reported	Effect of Turnaround Accounting Change	As Stated	As Previously Reported	Effect of Turnaround Accounting Change	As Stated
Consolidated Statement of Operations
Direct operating expenses	$523	$(6)	$517	$598	$(82)	$516	$541	$(38)	$503
Depreciation and amortization	202	61	263	203	44	247	184	36	220
Income tax expense (benefit)	89	(10)	79	(217)	(3)	(220)	(20)	1	(19)
Net income	$411	$(45)	$366	$217	$41	$258	$9	$1	$10
Less: Net income attributable to noncontrolling interest	122	(15)	107	(18)	13	(5)	(16)	1	(15)
Net income attributable to CVR Energy stockholders	$289	$(30)	$259	$235	$28	$263	$25	$—	$25

Consolidated Statement of Cash Flows
Net cash provided by operating activities	$620	$8	$628	$168	$80	$248	$267	$70	$337
Net cash used by investing activities	$(100)	$(8)	$(108)	$(196)	$(80)	$(276)	$(201)	$(70)	$(271)